Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Goodwill by Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526
Goodwill acquired during year	5,316	7,256	28,927	—	41,499
Impairment losses	—	—	(4,764)	—	(4,764)
Foreign currency translation adjustments	(10,020)	(1,539)	(1,277)	—	(12,836)
Other	(5)		—	—	(5)

Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420

	2013
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420
Goodwill acquired during year	17,854	20,263	2,440	—	40,557
Impairment losses	(23,042)	(7,281)	—	—	(30,323)
Foreign currency translation adjustments	22,906	3,779	19,160	—	45,845
Other	—	(3,283)	—	—	(3,283)

Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216

Schedule of Major Components of Software and Other Intangible Assets

The following table displays the major components of software and other intangible assets as of March 31, 2012 and 2013.

	2012	2013
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,565,146	¥5,709,739
Rights to use utility facilities	335,998	335,578
Other	274,031	316,056
Accumulated amortization	(4,594,801)	(4,774,253)

Total amortizable intangible assets	1,580,374	1,587,120

Non-amortizable intangible assets:
Trademarks and trade names	27,946	31,834

Total non-amortizable intangible assets	27,946	31,834

Total	¥1,608,320	¥1,618,954

Estimated Aggregate Amortization Expenses for Intangible Assets during Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2014	¥467,409
2015	373,713
2016	273,933
2017	179,424
2018	101,622